Employee Benefit Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		$ 76	$ 123	$ 180
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	$ 2,494	2,249	2,600
Actual return (loss) on assets		486	(179)
Employer contributions	13	41	82	149
Participant contributions
Benefits paid		(164)	(175)
Annuity purchase		(118)	(79)
Fair value of assets at end of year		2,494	2,249	2,600
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of assets at beginning of year	141	132	149
Actual return (loss) on assets		25	(10)
Employer contributions	$ 10	35	41	31
Participant contributions		19	19
Benefits paid		(70)	(67)
Annuity purchase
Fair value of assets at end of year		$ 141	$ 132	$ 149